Condensed Consolidating Financial Statements - Additional information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
2017 and 2018 Notes
Condensed Financial Statements, Captions [Line Items]
Dividend payment threshold of percentage of future net income	50.00%	50.00%